Commitments (Details) - Schedule of total future minimum lease payments under the non-cancellable operating leases	May 31, 2022 USD ($)
Schedule Of Total Future Minimum Lease Payments Under The Non Cancellable Operating Leases Abstract
2023	$ 2,522
Future minimum operating lease payments	$ 2,522